Property, plant and equipment - Additional Information (Detail) - CAD ($)			3 Months Ended	12 Months Ended
	Apr. 07, 2025	Jun. 26, 2024	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Future development costs				$ 1,213,200,000	$ 1,699,400,000
Impairment loss recognised in profit or loss					395,400,000
Transaction costs				5,400,000	1,400,000
Cardium [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge					0
Non cash impairment charge					$ 0
After tax discount percent					12.00%
Pre-tax discount rate					15.10%
Legacy CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				19,900,000
Impairment reversal				6,800,000
Peace River Acquisition [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration paid		$ 80,500,000
Repayment of term loan					$ 50,000,000
Term loan funded		50,000,000
Transaction costs		$ 1,400,000
Pembina Disposition [member] | InPlay Oil Corp [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration paid	$ (208,300,000)
Consideration received in common shares value	$ 76,200,000
Consideration received in common shares	9,139,784
Liabilities in subsidiary or businesses acquired or disposed	$ 14,700,000
Proportion of ownership interest in subsidiary	34.60%
Proceeds from common shares			$ 91,400,000
Gain on the sale of common shares			$ 15,200,000
Willesden Green Peace River And Viking CGUs Member
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge				0
Non cash impairment charge				$ 0
Willesden Green Peace River And Viking CGUs Member | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
After tax discount percent				10.50%
Pre-tax discount rate					13.50%
Willesden Green Peace River And Viking CGUs Member | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
After tax discount percent				11.50%
Pre-tax discount rate					14.50%
Pembina Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss				$ 30,000,000